Notes Payable (Details) - Schedule of Payments Due on Notes Payable and Financing Leases for the Succeeding Five Years	Dec. 31, 2022 USD ($)
Schedule Of Payments Due On Notes Payable And Financing Leases For The Succeeding Five Years Abstract
2023	$ 551,210
2024	66,988
2025	52,231
2026	17,427
2027	8,184
Thereafter
Total payments	$ 696,040